INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

5.      INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

Intangible assets, net consist of the following:

	As of December 31,
	2012	2013
Brand name	28,600	28,600
Franchise agreements	7,900	7,700
Non-compete agreement	400	400
Favorable lease agreements	69,626	76,048
Purchased software	20,490	24,835
Total	127,016	137,583
Less: Accumulated amortization	(26,036)	(35,738)
Total	100,980	101,845

Unfavorable lease

	As of December 31,
	2012	2013
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(1,969)	(2,307)
Unfavorable lease agreements, net	1,955	1,617

The values of favorable lease agreements were determined based on the estimated present value of the amount the Group has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired lease that exceeded market prices and are recognized as other long-term liabilities. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term.

Amortization expense of intangible assets for the years ended December 31, 2011, 2012 and 2013 amounted to RMB6,652, RMB10,501 and RMB9,846, respectively.

The annual estimated amortization expense for the above intangible assets and unfavorable lease for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavorable Lease	Net Amortization
2014	9,554	(297)	9,257
2015	9,438	(289)	9,149
2016	9,079	(209)	8,870
2017	8,727	(130)	8,597
2018	7,622	(130)	7,492
Thereafter	28,825	(562)	28,263
	73,245	(1,617)	71,628